STOCKHOLDERS’ DEFICIT (Details Narrative)	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Outstanding	0
Shares subject to possible redemption	31,625,000
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	479,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Outstanding	0
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	20,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Outstanding	7,906,250